Operating Segments - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	₩ 16,748,585	₩ 16,087,747	₩ 15,416,431
Domestic [member]
Disclosure of operating segments [line items]
Revenue	16,734,000	16,072,000	15,402,000
Non-current assets	20,227,000	22,242,000	20,678,000
Outside of Korea [member]
Disclosure of operating segments [line items]
Non-current assets	₩ 4,000	₩ 63,000	₩ 63,000